shark13f063008
13F-HR
6/30/08
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  August 14, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    286482

                                                                          FORM 13F INFORMATION TABLE
                             TITLE OF                  VALUE  SHARES/  SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS         CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE    SHARED NONe
  --------------------       ------------  --------  -------  ------- -------- -------- --------  ------  ------ -----
ARCTIC CAT INC		     COMMON STOCK   039670104  2362    300935     SH       SOLE	       0     2362    0    0
BENCHMARK ELECTRS INC	     COMMON STOCK   08160H101  1965    120243     SH	   SOLE	       0     1965    0    0
BOSTON SCIENTIFIC CORP	     COMMON STOCK   101137107  1357    110392     SH	   SOLE	       0     1357    0    0
CAMPBELL SOUP CO	     COMMON STOCK   134429109  7681    229554     SH	   SOLE	       0     7681    0    0
CAMPBELL SOUP CO	     COMMON STOCK   134429959  7599    227100     PUT	   SOLE	       0     0       0    0
CAPITALSOURCE INC	     COMMON STOCK   14055X102  5162    465900     PUT	   SOLE	       0     0       0    0
CBRL GROUP INC	             COMMON STOCK   12489V106  2009    81984 	  SH       SOLE	       0     2009    0    0
CITIGROUP INC	 	     COMMON STOCK   172967951  16760   1000000    PUT	   SOLE	       0     0       0    0
CITIGROUP INC	             COMMON STOCK   172967951  6704    400000     PUT	   SOLE	       0     0       0 	  0
CITIGROUP INC	             COMMON STOCK   172967951  3352    200000     PUT	   SOLE	       0     0       0    0
COMCAST CORP NEW	     CLASS A 	    20030N101  2394    126198     SH	   SOLE	       0     2394    0    0
DIEBOLD INC		     COMMON STOCK   253651103  537     15100	  PUT      SOLE        0     0       0    0
DILLARDS INC	             CLASS A 	    254067101  2321    200563     SH	   SOLE	       0     2321    0    0
ENTERGY CORP NEW	     COMMON STOCK   29364G103  3916    32500 	  SH       SOLE	       0     3916    0	  0
FAIRPOINT COMMUNICATIONS INC COMMON STOCK   305560104  394     54650 	  SH	   SOLE	       0     394     0    0
FOCUS MEDIA HLDG LTD	     COMMON STOCK   34415V109  5544    200000     PUT	   SOLE	       0     0       0    0
GENERAL DYNAMICS CORP	     COMMON STOCK   369550108  6443    76518 	  SH	   SOLE	       0     6443    0    0
GENERAL MTRS CORP	     COMMON STOCK   370442905  7360    640000     CALL	   SOLE	       0     0       0    0
GENERAL MTRS CORP	     COMMON STOCK   370442955  6900    600000     PUT	   SOLE	       0     0       0    0
GENERAL MTRS CORP	     COMMON STOCK   370442955  1081    94000 	  PUT	   SOLE	       0     0       0    0
GLAXOSMITHKLINE PLC	     SPONSORED ADR  37733W105  8068    182448     SH	   SOLE	       0     8068    0    0
GLAXOSMITHKLINE PLC	     SPONSORED ADR  37733W955  7411    167600     PUT	   SOLE	       0     0       0    0
HERSHEY CO	             COMMON STOCK   427866108  3290    100377     SH	   SOLE	       0     3290    0    0
HOME DEPOT INC	             COMMON STOCK   437076102  5356    228681     SH	   SOLE	       0     5356    0    0
HOME DEPOT INC	             COMMON STOCK   437076952  4833    209200     PUT	   SOLE	       0     0       0    0
ISHARES TR		     DJ US REAL EST 464287739  15778   259506     SH	   SOLE	       0     15778   0    0
JOHNSON & JOHNSON	     COMMON STOCK   478160104  11253   174899     SH	   SOLE	       0     11253   0    0
JOHNSON & JOHNSON	     COMMON STOCK   478160954  8345    129700     PUT	   SOLE	       0     0       0    0
KENNAMETAL INC		     COMMON STOCK   489170100  2441    75000 	  SH	   SOLE	       0     2441    0    0
LIBERTY MEDIA CORP NEW	     INT COM SER A  53071M104  477     32333 	  SH	   SOLE	       0     477     0    0
MGE ENERGY INC		     COMMON STOCK   55277P104  3235    99177 	  SH	   SOLE	       0     3235    0    0
MERCADOLIBRE INC	     COMMON STOCK   58733R102  1402    40656 	  SH	   SOLE	       0     1402    0    0
MKS INSTRUMENT INC	     COMMON STOCK   55306N104  2200    100449     SH	   SOLE	       0     2200    0    0
NATIONAL CITY CORP	     COMMON STOCK   635405103  610     127935     SH	   SOLE	       0     610     0    0
NEWMONT MINING CORP	     COMMON STOCK   651639106  4608    88349      SH	   SOLE	       0     4608    0    0
ORACLE CORP	             COMMON STOCK   68389X105  4591    218636     SH	   SOLE	       0     4591    0    0
PALL CORP	             COMMON STOCK   696429307  1984    50000 	  SH       SOLE	       0     1984    0    0
PEPSICO INC		     COMMON STOCK   713448108  4934    77598 	  SH	   SOLE	       0     4934    0    0
PEROT SYS CORP		     CLASS A 	    714265105  1313    87449 	  SH 	   SOLE	       0     1313    0    0
PFIZER INC		     COMMON STOCK   717081103  8880    508299     SH	   SOLE	       0     8880    0    0
POWERSHARES QQQ TRUST	     UNIT SER 1	    73935A104  10743   237842     SH	   SOLE	       0     10743   0    0
SEAGATE TECHNOLOGY	     SHARES	    G7945J104  2091    109312     SH	   SOLE	       0     2091    0    0
SEALED AIR CORP NEW	     COMMON STOCK   81211K100  2186    115000     SH	   SOLE	       0     2186    0    0
SEALED AIR CORP NEW	     COMMON STOCK   81211K950  1907    100300     PUT	   SOLE	       0     0       0    0
SKECHERS U S A INC	     CLASS A 	    830566105  2175    110055     SH	   SOLE	       0     2175    0    0
SPDR SERIES TRUST	     KBW REGL BKG   78464A698  2155    80942 	  SH	   SOLE	       0     2155    0    0
SPDR TR			     UNIT SER 1	    78462F103  20493   160126     SH	   SOLE	       0     20493   0    0
SRA INTL INC	      	     CLASS A 	    78464R105  943     42000 	  SH       SOLE	       0     943     0    0
STAPLES INC		     COMMON STOCK   855030102  3395    142968     SH	   SOLE	       0     3395    0    0
STARENT NETWORKS CORP	     COMMON STOCK   85528P108  2063    163967     SH 	   SOLE	       0     2063    0    0
SYMANTEC CORP	             COMMON STOCK   871503108  4230    218623     SH	   SOLE	       0     4230    0    0
TELEFONOS DE MEXICO S A B    SPON ADR ORD L 879403780  1421    60000 	  SH       SOLE	       0     1421    0    0
TELMEX INTL	             SPONS ADR SR L 879690105  966     60000 	  SH	   SOLE	       0     966     0    0
VERIZON COMMUNICATIONS INC   COMMON STOCK   92343V104  4578    129332     SH	   SOLE	       0     4578    0    0
VERIZON COMMUNICATIONS INC   COMMON STOCK   92343V954  2294    64800 	  PUT	   SOLE	       0     0       0    0
VERIZON COMMUNICATIONS INC   COMMON STOCK   92343V954  17799   502800     PUT	   SOLE	       0     0       0    0
WELLS FARGO & CO NEW	     COMMON STOCK   949746101  5192    218623     SH	   SOLE	       0     5192    0    0
WELLS FARGO & CO NEW	     COMMON STOCK   949746951  5135    216200     PUT	   SOLE	       0     0       0    0
WESTWOOD ONE INC	     COMMON STOCK   961815107  661     532800     SH	   SOLE	       0     661     0    0
WNS HOLDINGS LTD	     SPON ADR	    92932M101  1477    87640 	  SH	   SOLE	       0     1477    0    0
YAHOO INC	             COMMON STOCK   984332106  1659    80312 	  SH	   SOLE	       0     1659    0    0
S REPORT SUMMARY             62 DATA RECORDS          286482     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED







13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       3/31/08
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             62
               Total Records   			62
               Total Omitted                    0
Report Market Value x($1000)                	286482
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)












Export

BrowserMicrosoft WordMicrosoft Excel

Actions

  1. Go Back to Client List

  ------------------------------------------------------------------------
13F Help
  ------------------------------------------------------------------------
http://pisas62/cgi-bin-local/cli_sys/restricted/apps/13f/prod/run_report.pl
(capolong)